Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 45,181	$ 24,764
Sec. 163(j) carryforward	6,414	4,661
Accruals and reserves	2,359	2,155
Deferred revenue	778	539
Capital loss carryforward	3,689	3,368
Other deferred tax assets	3,631	1,284
Total deferred tax assets	62,052	36,771
Valuation allowance	(61,460)	(35,874)
Total net deferred tax assets	592	897
Deferred tax liabilities
Basis difference in intangibles	(588)	(895)
Other deferred tax liabilities	(4)	(2)
Deferred tax liabilities	(592)	(897)
Net deferred tax assets (liabilities)	$ 0	$ 0